GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL
GOODWILL

NOTE 10: GOODWILL

Goodwill is not amortized but it is subject to impairment testing at the reporting unit on an annual basis, or more often if events or circumstances indicate there may be impairment. Atmus performs a goodwill impairment evaluation for its reporting unit annually. There was no impairment of goodwill during the periods covered by these Consolidated Financial Statements.